Real estate properties held for lease, net (Properties Held for Lease) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 174,806,383	$ 84,089,282
Accumulated depreciation	(14,932,449)	(12,956,700)
Real estate properties held for lease, net	159,873,934	71,132,582
Depreciation expense	2,929,277	2,303,340	$ 2,032,019
Collateral value		43,276,457
Real Estate Properties Held for Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Collateral value	23,696,316	36,550,198
Elementary schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,074,648	3,284,593
Basement parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	9,531,080	10,181,887
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	8,269,659	7,576,396
Parking facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	16,969,627	18,128,308
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	6,008,447	6,418,720
Shopping mall [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 130,952,922	$ 38,499,378